Accruals And Other Payables - Summary of accruals and other payables (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current:
Staff salaries and welfare payables	¥ 15,783	$ 2,325	¥ 30,166
Accrued external research and development activities related expenses	150,622	22,184	144,000
Accrued initial public offering costs payable	508	75	17,504
Accrued private placement offering costs payable	96,837	14,263
Withholding IIT payable related to stock options			16,201
Non-refundable incentive payment from depositary bank (Note)	2,630	387
Accrued traveling expenses, office expenses and others	71,937	10,595	65,682
Accounts Payable and Accrued Liabilities, Current	338,317	49,829	¥ 273,553
Non-current:
Non-refundable incentive payment from depositary bank (Note)	¥ 8,433	$ 1,242